BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Inventory
Details of inventory in the consolidated balance sheets as of December 31, 2024 and December 31, 2023 were as follows:

	December 31, 2024	December 31, 2023

	(U.S. Dollars in thousands)
Finished products	$295,729	$233,092
Raw materials and work in progress	62,380	70,035
Crop growing costs	29,342	29,016
Agricultural and other operating supplies	42,639	46,449
Inventories, net of allowances	$430,090	$378,592